SHARE CAPITAL (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Chardan Capital Markets, LLC [Member]
Statement [Line Items]
Prospectus supplement and accompanying prospectus description	In February 2016, the Corporation filed a prospectus supplement and accompanying prospectus related to the potential issuance and sale of up to $12,000,000 of our common stock, no par value per share, from time to time through our sales agent, Chardan Capital Markets, LLC, or Chardan
Three Private Placements [member]
Statement [Line Items]
Proceeds from issuance of common stock	$ 9,387,975
Fees charges	$ 701,067
Common stock shares issued | shares	3,742,445
Price per share | $ / shares	$ 2.51